MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

As at December 31,	2024 $	2023 $
Cash and cash equivalents	231,328	128,148
Trade and other receivables	99,984	69,529
Income tax receivable	5,310	6,283
Other non-current receivables	33,209	18,693
	369,831	222,653

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2024
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	151,642	-	-	-	151,642
Debt	-	-	172,500	-	172,500
Closure and reclamation provisions	4,783	28,287	11,833	38,735	83,638
Income taxes payable	80,116	-	-	-	80,116
Lease obligations	24,849	45,949	4,919	6,618	82,335
Other liabilities	-	4,090	-	-	4,090
	261,390	78,326	189,252	45,353	574,321

	Expected payments due by year as at December 31, 2023
	Less than			After
	1 year $	1 - 3 years $	4 - 5 years $	5 years $	Total $
Trade and other payables	148,084	-	-	-	148,084
Debt	45,715	165,000	-	-	210,715
Closure and reclamation provisions	5,527	27,157	8,219	38,420	79,323
Income taxes payable	31,779	-	-	-	31,779
Lease obligations	20,339	39,775	4,902	6,457	71,473
Other liabilities	-	9,973	-	-	9,973
	251,444	241,905	13,121	44,877	551,347

Schedule of capital structure

As at December 31,	2024 $	2023 $
Equity	1,403,865	1,238,367
Debt	126,031	206,847
Lease obligations	67,977	57,401
Less: cash and cash equivalents	(231,328)	(128,148)
	1,366,545	1,374,467

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Foreign Exchange Currency Risk

	December 31, 2024
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	867	5,953	30,105	123,751	18,192,160	154	2,921
Marketable securities	171	-	-	-	-	-	-
Restricted cash	-	-	-	-	293,333	-	-
Trade and VAT receivables	231	5,032	77,069	18,844,945	27,131,817	7	-
Income tax receivable	-	12,828	84,050	-	-	-	-
VAT - long-term receivable	-	-	54,835	-	16,237,957	-	-
Trade and other payables	(19,928)	(27,092)	(261,987)	(9,840,575)	(51,995,741)	(2,546)	(6,981)
Provisions, current	-	(4,280)	(89,798)	(2,306,537)	-	-	-
Income tax payable	-	-	(5,424)	-	(1,274,831)	-	-
Provisions, non-current	-	(8,511)	(161,721)	-	-	-	-
Total foreign currency exposure	(18,659)	(16,070)	(272,871)	6,821,584	8,584,695	(2,385)	(4,060)
US$ equivalent of foreign currency exposure	(12,968)	(4,263)	(13,463)	6,607	13,682	(1,483)	(4,225)

	December 31, 2023
	Canadian dollars	Peruvian soles	Mexican pesos	Argentine pesos	West African CFA francs	Australian dollars	Euros
Cash and cash equivalents	480	6,871	8,798	1,092,738	39,898,039	48	-
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	573,830	-	-
Trade and VAT receivables	388	1,730	114,189	9,554,183	16,584,783	(117)	-
Income tax receivable	-	28,052	84,050	-	-	-	-
VAT - long-term receivable	-	-	64,265	-	5,582,765	-	-
Trade and other payables	(18,669)	(51,327)	(174,021)	(6,605,563)	(18,465,087)	(1,259)	(2,535)
Provisions, current	-	(5,905)	(21,420)	(1,334,105)	-	-	-
Income tax payable	-	-	(28,094)	-	(2,136,164)	-	-
Other liabilities	(184)	-	(121,249)	-	-	-	-
Provisions, non-current	-	(13,879)	(107,576)	-	-	-	-
Total foreign currency exposure	(17,880)	(34,458)	(181,058)	2,707,253	42,038,166	(1,328)	(2,535)
US$ equivalent of foreign currency exposure	(13,516)	(9,280)	(10,718)	3,350	70,851	(905)	(2,802)

		Effect on foreign
		denominated
Currency	Change %	items $
Mexican pesos	+/- 10	1,224
Peruvian soles	+/- 10	388
Argentine pesos	+/- 10	601
Canadian dollars	+/- 10	1,179
West African CFA francs	+/- 10	1,244
Australian dollars	+/- 10	135
Euros	+/- 10	384

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change %	Effect on Sales $
Gold	+/- 10	294
Silver	+/- 10	468
Lead	+/- 10	487
Zinc	+/- 10	671